Note 11 - Property, plant and equipment, net (Details Textual) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, capitalized interest		$ 25.6	$ 27.2
Percentage of ownership interest in subsidiary		50.00%
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Companhia Siderúrgica Nacional [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security		$ 33.4
Saudi Arabia | Global Pipe Company [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security		$ 49.7	$ 147.9
Saudi Arabia | SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of ownership interest in subsidiary	[1]	47.79%	48.00%	48.00%
Saudi Arabia | SAUDI STEEL PIPE CO. and subsidiaries [Member] | Global Pipe Company [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in joint venture		57.30%

[1]	All percentages rounded.